Capital and Reserves (Details Textual) - CHF (SFr)					1 Months Ended					12 Months Ended
	May 15, 2019	May 02, 2018	Oct. 16, 2017	Oct. 10, 2017	Jan. 24, 2019	Nov. 30, 2018	Jul. 17, 2018	Jan. 30, 2018	Feb. 21, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2015	Dec. 11, 2018	Nov. 27, 2018
Statement Line Items [Line Items]
Share issued, par value												SFr 0.40
Common shares outstanding (in shares)												129
Description of public offering	(i) 440,000 common shares with a par value of CHF 0.40 each, together with warrants to purchase 440,000 common shares, and (ii) 1,721,280 pre-funded warrants, with each pre-funded warrant exercisable for one common share, together with warrants to purchase 1,721,280 common shares, including 110,000 common shares and warrants to purchase 110,000 common shares sold pursuant to a partial exercise by the underwriters of the underwriters' over-allotment option (the "May 2019 Registered Offering"). The exercise price for the pre-funded warrants is CHF 0.01 per common share and for the warrants is CHF 4.34. The net proceeds to us from the May 2019 Registered Offering were approximately $7.7 million, after deducting underwriting discounts and other offering expenses payable by us. There is no obligation for the company to repay any of the funds received in case pre-funded warrants will not be exercised. Related to the May 2019 Registered Offering, the Company had transaction costs amounting to CHF 874,595. The transaction costs of CHF 874,595 were charged to equity for the issuance of the common shares.		The Company issued 1,744,186 (pre-merger) of its common shares to LPC for aggregate proceeds of CHF 1,446,150 ($1,500,000) pursuant to the Company's effective shelf registration statement on Form F-3. The related transaction cost of CHF 63,056 were recorded in equity.				The Company completed a public offering of 897,435 common shares with a nominal value of CHF 0.40, Series A warrants each entitling its holder to purchase 0.35 of a common share for an aggregate of 314,102 common shares, and Series B warrants entitling its holder to purchase 0.25 of a common share for an aggregate of 224,358 common shares (the "July 2018 Registered Offering"). As of December 31, 2019, the exercise price for the Series A Warrants was CHF 7.80 per common share and the exercise price for the Series B Warrants was CHF 3.95 per common share (which exercise price was automatically adjusted due to the May 2019 Registered Offering). The net proceeds to the Company from the July 2018 Registered Offering were approximately CHF 6.2 million, after deducting underwriting discounts and other offering expenses payable by us. The Company had transaction costs amounting to CHF 851,692. The transactions costs were recorded as CHF 742,833 in equity for the issuance of the common shares and CHF 108,809 to finance expense in the statement of profit or loss and comprehensive loss for the issuance of the warrants.	The Company completed a public offering of 62,499 common shares and concurrent offering of 37,499 warrants, each warrant entitling its holder to purchase one common share (the "January 2018 Registered Offering"). The net proceeds to the Company from the January 2018 Registered Offering were approximately CHF 4.5 million, after deducting placement agent fees and other estimated offering expenses payable by the Company. As of December 31, 2019, the outstanding warrants issued in the January 2018 Registered Offering were exercisable for up to 37,501 common shares (assuming the Company rounds up fractional common shares to the next whole common share) at an exercise price of $100.00 per common share. The Company had transaction costs amounting to CHF 654,985. The transaction costs were recorded as CHF 341,226 in equity for the issuance of the common shares and CHF 313,760 to finance expense in the statement of profit or loss and comprehensive loss for the issuance of the warrants.	The Company completed a public offering (the "February 2017 Offering") of 10,000,000 (pre-merger) common shares with a nominal value of CHF 0.40 each and 10,000,000 (pre-merger) warrants, each warrant entitling its holder to purchase 0.70 of a common share. The gross proceeds to the Company from the February 2017 Offering were CHF 9,998,305 ($10,000,000). The Company had transaction costs amounting to CHF 903,919. The transactions costs were recorded as CHF 397,685 in equity for the issuance of the common shares and CHF 506,234 to finance expense in the statement of profit or loss and comprehensive loss for the issuance of the warrants.
Common shares sold		89,880								98,954			165,750	165,750
Aggregate offering price		SFr 89,880				SFr 25,000,000				SFr 978,415
Aggregate purchase price													SFr 1,600,000	SFr 1,600,000
Transaction cost		SFr 2,859								SFr 71,161
Description of purchase agreement		The Company entered into a purchase agreement (the "2018 Commitment Purchase Agreement") and a registration rights agreement (the "2018 Registration Rights Agreement") with Lincoln Park Capital LLC ("LPC"). Pursuant to the 2018 Commitment Purchase Agreement, LPC agreed to purchase common shares for up to $10,000,000 over the 30-month term of the 2018 Commitment Purchase Agreement. As of the date of these consolidated financial statements, the Company has issued an aggregate of 89,880 common shares for aggregate proceeds of CHF 286,450 to LPC under the 2018 Commitment Purchase Agreement. The 2018 Commitment Purchase Agreement replaces the 2017 Commitment Purchase Agreement (as defined below), which was terminated as a result of the Merger. Under the 2017 Commitment Purchase Agreement, LPC agreed to subscribe for up to $13,500,000 common shares and prior to its termination, the Company had issued an aggregate of 2,600,000 common shares for aggregate proceeds of CHF 1.7 million to LPC under the 2017 Commitment Purchase Agreement. The Company had transaction costs amounting to CHF 349,907. The payment of CHF 252,351 was recorded as a derivative financial instrument and classified as a non-current asset and CHF 97,556 to finance expense in the statement of profit or loss and comprehensive loss.		The Company entered into a purchase agreement (the "2017 Commitment Purchase Agreement") and a Registration Rights Agreement (the "2017 Registration Rights Agreement") with LPC. Pursuant to the 2017 Commitment Purchase Agreement, LPC had agreed to subscribe for up to $13,500,000 of the Company's common shares over the 30-month term of the 2017 Commitment Purchase Agreement. As of March 12, 2018, the Company had issued an aggregate of 13,000 common shares to LPC pursuant to the Commitment Purchase Agreement. The Commitment Purchase Agreement terminated upon consummation of the Merger on March 13, 2018. The related transaction cost of CHF 25,701 were recorded in equity.
Description for commitment purchase agreement				The transaction costs for obtaining the 2017 Commitment Purchase Agreement were recorded as CHF 265,205 in transaction costs in the statement of profit or loss and comprehensive income / (loss). The commitment fee of CHF 290,400 ($ 300,000) represents the fair value of the right to require LPC to purchase common shares within the 2017 Commitment Purchase Agreement. The proportion of the commitment fee CHF 35,073 related to cash received from common shares issued pursuant to the 2017 Commitment Purchase Agreement as a percentage of the total contract value of $ 13.5 million is recognized in equity as if this proportion of the commitment fee was incorporated into the strike price of the option. The remaining portion of the commitment fee of CHF 255,327 was derecognized through transaction costs in the statement of profit and loss and comprehensive income / (loss) as the 2017 Commitment Purchase Agreement did not have any significant future value as of December 31, 2017 due the fact that the 2017 Commitment Purchase Agreement terminated upon consumption of Merger on March 13, 2018.
Payroll charge												SFr 188,092
Description of Memorandum of Continuance					The Company's Memorandum of Continuance and the Bye-laws that were adopted at an extraordinary meeting of shareholders held on March 8, 2019 provided for an authorized share capital of 200,000,000 common shares and 20,000,000 preference shares. Following a reverse share split at a ratio of 20-for-1 on May 1, 2019 and as of December 31, 2019, our authorized share capital consists of 10,000,000 common shares, par value CHF 0.40 per share, and 20,000,000 preference shares, par value CHF 0.02 per share.
Ordinary shares [member]
Statement Line Items [Line Items]
Share issued, par value										SFr 0.40	SFr 0.40
Common shares outstanding (in shares)										4,125,949	1,775,839
Amount of issued shares										SFr 1,650,379.60	SFr 710,335.60